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MainStay MacKay Growth Fund (Prospectus Summary) | MainStay MacKay Growth Fund
MainStay MacKay Growth Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 103 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MainStay MacKay Growth Fund (Prospectus Summary) - MainStay MacKay Growth Fund	Class A		Investor Class		Class B [1]	Class C	Class I	Class R2	Class R6	SIMPLE Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		5.00%		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	[2]	none	[2]	5.00%	1.00%	none	none	none	none
[1]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[2]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MainStay MacKay Growth Fund (Prospectus Summary) - MainStay MacKay Growth Fund		Class A	Investor Class	Class B [2]	Class C	Class I	Class R2	Class R6	SIMPLE Class
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	0.25%	none	0.50%
Other Expenses		0.11%	0.48%	0.47%	0.47%	0.11%	0.21%	0.04%	0.48%
Total Annual Fund Operating Expenses		1.04%	1.41%	2.15%	2.15%	0.79%	1.14%	0.72%	1.66%
Waivers / Reimbursements	[3]	none	(0.07%)	(0.07%)	(0.07%)	none	none	none	(0.07%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[3]	1.04%	1.34%	2.08%	2.08%	0.79%	1.14%	0.72%	1.59%
[1]	The management fee is as follows: 0.70% on assets up to $500 million; 0.65% on assets from $500 million to $1 billion; 0.625% on assets from $1 billion to $2 billion; and 0.60% on assets over $2 billion.
[2]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[3]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to limit the transfer agency expenses charged to each of the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B and Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming redemption at end of period
Expense Example - MainStay MacKay Growth Fund (Prospectus Summary) - MainStay MacKay Growth Fund - USD ($)	Class A	Investor Class	Class B	Class C	Class I	Class R2	Class R6	SIMPLE Class
1 Year	$ 650	$ 630	$ 711	$ 311	$ 81	$ 116	$ 74	$ 162
3 Years	863	917	966	666	252	362	230	517
5 Years	1,092	1,226	1,348	1,148	439	628	401	896
10 Years	$ 1,751	$ 2,101	$ 2,289	$ 2,289	$ 978	$ 1,386	$ 894	$ 1,960

Assuming no redemption
Expense Example, No Redemption - MainStay MacKay Growth Fund (Prospectus Summary) - MainStay MacKay Growth Fund - USD ($)	Class B	Class C
1 Year	$ 211	$ 211
3 Years	666	666
5 Years	1,148	1,148
10 Years	$ 2,289	$ 2,289

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 150% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets in common stocks of large capitalization growth companies with market capitalizations that, at the time of investment, are similar to companies in the Russell 1000® Growth Index (which ranged from $624 billion to $2.252 trillion as of December 31, 2020). The Fund may also invest in options to try to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Investment Process: Using an objective, disciplined and broadly-applied process, MacKay Shields LLC, the Fund’s Subadvisor, selects securities issued by large capitalization companies that it believes have the most potential to appreciate, while seeking to limit exposure to risk. The Subadvisor seeks to control the Fund’s exposure to risk by seeking to construct a broadly-diversified portfolio of securities issued by companies, across sectors and industries using quantitative analysis to identify undervalued securities. The Subadvisor uses a quantitative model that is designed to evaluate individual issuers and securities across multiple criteria, including valuation, momentum, market sentiment and capital use. The Subadvisor also conducts a qualitative review of the results of the quantitative analysis. In certain cases, the Subadvisor may deviate from positions or weightings suggested by the quantitative analysis to account for events and conditions that may not be quantifiable by the analysis, such as company-specific and market events. The Subadvisor may give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity. The Subadvisor evaluates the quantitative model and, from time to time, the Subadvisor may adjust the metrics and data underlying its quantitative analysis or model for a variety of reasons, including, without limitation, to account for changing market, financial or economic conditions.

The Subadvisor may sell a security if, among other reasons, it believes the security will no longer contribute to meeting the investment objective of the Fund, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. Investments selected using quantitative methods or based on models that analyze information and data (“quantitative tools”) may perform differently from the market as a whole. The quantitative tool used by the Subadvisor, and the investments selected based on the quantitative tool, may not perform as expected. The quantitative tool may contain certain assumptions in construction and implementation that may adversely affect the Fund’s performance. There may also be technical issues with the construction and implementation of quantitative tools (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Fund’s performance will reflect, in part, the Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative tool, including the tool’s underlying metrics and data. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund. Due to fluctuations in the price of the underlying instrument, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Fund writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Fund could experience a substantial loss. Derivatives may also increase the expenses of the Fund.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of two broad-based securities market indices. The Fund has selected the Russell 1000® Growth Index as its primary benchmark. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Fund has selected the Standard & Poor’s 500®Index (“S&P 500® Index”) as its secondary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance figures for Class A shares reflect the historical performance of the Class A and performance figures for Class I shares reflect the historical performance of the Class I shares of the Keystone Large Cap Growth Fund (the predecessor to the Fund, which was subject to a different fee structure), for periods prior to January 11, 2013.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance.Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund's prior subadvisor and principal investment strategies.

The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Annual Returns, Class I Shares (by calendar year 2011-2020)

Best Quarter
Q2/2020	29.45%
Worst Quarter
Q4/2018	-18.20%

Average Annual Total Returns (for the periods ended December 31, 2020)
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Average Annual Total Returns - MainStay MacKay Growth Fund (Prospectus Summary) - MainStay MacKay Growth Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Russell 1000® Growth Index	Russell 1000	38.49%	21.00%	17.21%
S&P 500® Index	S&P 500	18.40%	15.22%	13.88%
Class A		24.63%	14.94%	12.10%	Aug. 07, 2006
Investor Class		24.24%	14.64%	12.85%	Jan. 18, 2013
Class B		25.52%	14.85%	12.81%	Jan. 18, 2013
Class C		29.50%	15.08%	12.81%	Jan. 18, 2013
Class I		32.21%	16.52%	13.02%
Class I | After Taxes on Distributions		31.08%	14.76%	11.06%
Class I | After Taxes on Distributions and Sales		19.82%	12.72%	9.99%
Class R2		31.72%	16.13%	13.79%	Jan. 18, 2013